Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,904	$ 2,561
Mutual Funds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Fair value	$ 12	278
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fair value	$ 66	86
Quoted Debt Securities- Carried at Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Fair value	$ 330	334
Quoted Debt Securities Carried At F V O C I
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Fair value	$ 610	613
Commercial Paper
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fair value	$ 45
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fair value	$ 808	1,219
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Fair value	$ 21	25
Unquoted Convertible Promissory Note
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Fair value	$ 2	1
Others
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Fair value	$ 10	$ 5